Nature of Operations and Summary of Significant Accounting Policies - Impact of adoption of ASU 2016-13 on allowance for credit Losses on loans (Details) - USD ($) $ in Thousands	Jan. 01, 2023	Dec. 31, 2022	Dec. 31, 2021
Impact of adoption of ASU 2016-13 on allowance for credit Losses on loans
Less allowance for credit losses		$ 2,052	$ 3,673
ASU No. 2016-13
Impact of adoption of ASU 2016-13 on allowance for credit Losses on loans
Less allowance for credit losses	$ 2,052
ASU No. 2016-13 | Commercial and Industrial
Impact of adoption of ASU 2016-13 on allowance for credit Losses on loans
Less allowance for credit losses	215
ASU No. 2016-13 | Commercial Real Estate
Impact of adoption of ASU 2016-13 on allowance for credit Losses on loans
Less allowance for credit losses	815
ASU No. 2016-13 | Residential Real Estate
Impact of adoption of ASU 2016-13 on allowance for credit Losses on loans
Less allowance for credit losses	816
ASU No. 2016-13 | Consumer
Impact of adoption of ASU 2016-13 on allowance for credit Losses on loans
Less allowance for credit losses	206
ASU No. 2016-13 | Adoption Impact
Impact of adoption of ASU 2016-13 on allowance for credit Losses on loans
Loans, allowance for credit losses	2,419
ASU No. 2016-13 | Adoption Impact | Commercial and Industrial
Impact of adoption of ASU 2016-13 on allowance for credit Losses on loans
Loans, allowance for credit losses	755
ASU No. 2016-13 | Adoption Impact | Commercial Real Estate
Impact of adoption of ASU 2016-13 on allowance for credit Losses on loans
Loans, allowance for credit losses	388
ASU No. 2016-13 | Adoption Impact | Residential Real Estate
Impact of adoption of ASU 2016-13 on allowance for credit Losses on loans
Loans, allowance for credit losses	1,379
ASU No. 2016-13 | Adoption Impact | Consumer
Impact of adoption of ASU 2016-13 on allowance for credit Losses on loans
Loans, allowance for credit losses	(103)
ASU No. 2016-13 | As Reported
Impact of adoption of ASU 2016-13 on allowance for credit Losses on loans
Loans, allowance for credit losses	4,471
ASU No. 2016-13 | As Reported | Commercial and Industrial
Impact of adoption of ASU 2016-13 on allowance for credit Losses on loans
Loans, allowance for credit losses	970
ASU No. 2016-13 | As Reported | Commercial Real Estate
Impact of adoption of ASU 2016-13 on allowance for credit Losses on loans
Loans, allowance for credit losses	1,203
ASU No. 2016-13 | As Reported | Residential Real Estate
Impact of adoption of ASU 2016-13 on allowance for credit Losses on loans
Loans, allowance for credit losses	2,195
ASU No. 2016-13 | As Reported | Consumer
Impact of adoption of ASU 2016-13 on allowance for credit Losses on loans
Loans, allowance for credit losses	$ 103